CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Profit of the year from continuing operations	$ 457	$ 313	$ 124
Adjustments to reconcile net profit to cash flows from operating activities:	307	365	380
Changes in operating assets and liabilities	(145)	(65)	(22)
Net cash generated by operating activities from discontinued operations		116	211
Net cash generated by operating activities	619	729	693
Cash flows from investing activities:
Payment for property, plant and equipment acquisitions	(416)	(206)	(124)
Payment for intangible assets acquisitions	(31)	(4)
Payment for public securities and shares acquisitions, net	(102)	(234)	(151)
(Subscription) Recovery of mutual funds, net	(1)	52	93
Payment for the acquisition of subsidiaries and associates	(111)	(17)	(3)
Early collection for sale of subsidiary			5
Collection for equity interests in companies sales	44	51
Collections for intangible assets sales	21	6	1
Dividends received	10	18	3
Collection of loans	11	26	7
Net cash used in investing activities from discontinued operations		(166)	(86)
Net cash used in investing activities	(575)	(474)	(255)
Cash flows from financing activities:
Proceeds from borrowings	308	188	353
Payment of borrowings	(143)	(336)	(291)
Payment of borrowings interests	(162)	(140)	(190)
Payment for treasury shares acquisition	(18)	(39)	(104)
Repurchase and redemption of corporate bonds	(28)	(3)	(110)
Payments of leases	(3)	(5)	(2)
Payments of dividends			(9)
Payments to third parties for capital reduction of subsidiaries			(19)
Net cash used in financing activities from discontinued operations		(7)	(73)
Net cash used in financing activities	(46)	(342)	(445)
Decrease in cash and cash equivalents	(2)	(87)	(7)
Cash and cash equivalents at the beginning of the year	110	141	225
Cash and cash equivalents at the beginning of the year reclasified to assets classified as held for sale		52
Exchange difference generated by cash and cash equivalents	(2)	4	(25)
Cash and cash equivalents at the end of the year reclasified to assets classified as held for sale			(52)
Decrease in cash and cash equivalents	(2)	(87)	(7)
Cash and cash equivalents at the end of the year	$ 106	$ 110	$ 141